Annual Operating Expenses {- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-12 - Fidelity Advisor® Global Capital Appreciation Fund
Dec. 30, 2020
Fidelity Advisor Global Capital Appreciation Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.54%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.44%
Total annual operating expenses	1.23%
Fidelity Advisor Global Capital Appreciation Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.54%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.47%
Total annual operating expenses	1.51%
Fidelity Advisor Global Capital Appreciation Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.54%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.45%
Total annual operating expenses	1.99%
Fidelity Advisor Global Capital Appreciation Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.54%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.35%
Total annual operating expenses	0.89%